Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders Equity Disclosure [Abstract]
Schedule of ordinary share capital
	Number of shares
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2021		December 31, 2020
Ordinary shares of no-par value	75,000,000	30,000,339	75,000,000	18,152,590